Condensed financial information of the parent company - Statement of income and comprehensive income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OPERATING EXPENSES:
General and administrative	$ (1,990,622)	$ (1,170,460)	$ (4,167,587)	$ (1,277,820)	$ (981,347)
Stock compensation expense	(212,198)	(741,471)	(930,223)
Total operating expenses	11,491,290	3,493,829	6,662,195	2,572,380	2,608,818
Income from operations	(8,036,614)	487,292	515,783	6,077,860	7,042,653
OTHER INCOME (EXPENSE)
Interest expense	(980,694)	(478,344)	(1,673,563)	(730,780)	(1,282,291)
Other finance expenses	(147,357)	(115,893)	(417,549)	(118,394)	(141,284)
Total other expense, net	(1,017,427)	(564,893)	(2,895,906)	(837,999)	(2,560,168)
NET LOSS ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	(9,584,439)	(617,052)	(4,876,942)	4,363,591	3,768,109
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	2,013,687	(264,187)	(559,320)	(267,546)	133,553
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	$ (7,668,782)	$ (881,239)	(5,424,589)	4,096,045	3,901,662
Reportable Legal Entities [Member] | Parent Company [Member]
OPERATING EXPENSES:
General and administrative			(2,512,271)	(309,466)	(115,683)
Stock compensation expense			(930,223)	0	0
Total operating expenses			3,442,494	309,466	115,683
Income from operations			(3,442,494)	(309,466)	(115,683)
OTHER INCOME (EXPENSE)
Interest expense			(123,212)	0	0
Other finance expenses			(359,187)	0	0
Equity (loss) income of subsidiaries			(952,049)	4,673,057	3,883,792
Total other expense, net			(1,434,448)	4,673,057	3,883,792
NET LOSS ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.			(4,876,942)	4,363,591	3,768,109
FOREIGN CURRENCY TRANSLATION ADJUSTMENT			(547,647)	(267,546)	133,553
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.			$ (5,424,589)	$ 4,096,045	$ 3,901,662